Contractual Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Operating and Finance Leases

	US Dollars
Figures in millions	2019	2018	2017

Capital commitments
Acquisition of tangible assets
Contracted for	161	99	87
Not contracted for	426	792	113
Authorised by the directors (1)	587	891	200
Allocated to:
Project capital
- within one year	288	446	104
- thereafter	162	308	—
	450	754	104
Stay-in-business capital
- within one year	117	125	84
- thereafter	20	12	12
	137	137	96
Share of underlying capital commitments of joint ventures included above	2	91	21
Purchase obligations (2)
Contracted for
- within one year	506	305	274
- thereafter	579	658	424
	1,085	963	698

(1) Includes $59m (2018: $90m; 2017: $54m) relating to discontinued operations.

(2) Includes $8m (2018: $25m; 2017: $54m) relating to discontinued operations.

Disclosure of Contingent Liabilities and Assets
Contingencies

	US Dollars
Figures in millions	2019	2018	2017
Contingent liabilities
Litigation - Ghana(1)(2)	97	97	97
Litigation - North America (3)	—	—	—
Groundwater pollution(4)	—	—	—
Deep groundwater pollution - Africa(5)	—	—	—
	97	97	97

Litigation claims

(1)
Litigation - On 11 October 2011, AngloGold Ashanti (Ghana) Limited (AGAG) terminated Mining and Building Contractors Limited’s (MBC) underground development agreement, construction on bulkheads agreement and diamond drilling agreement at Obuasi mine. The parties reached agreement on the terms of the separation and concluded a separation agreement on 8 November 2012. On 20 February 2014, AGAG was served with a demand issued by MBC claiming a total of $97m. In December 2015, the proceedings were stayed in the High Court pending arbitration. In February 2016, MBC submitted the matter to arbitration. The arbitration panel has been constituted and on 26 July 2019 held an arbitration management meeting to address initial procedural matters.

(2)
Litigation - AGAG received a summons on 2 April 2013 from Abdul Waliyu and 152 others in which the plaintiffs allege that they were or are residents of the Obuasi municipality or its suburbs and that their health has been adversely affected by emission and/or other environmental impacts arising in connection with the current and/or historical operations of the Pompora Treatment Plant (PTP), which was decommissioned in 2000. The plaintiffs’ alleged injuries include respiratory infections, skin diseases and certain cancers. The plaintiffs subsequently did not timely file their application for directions. On 24 February 2014, executive members of the PTP (AGAG) Smoke Effect Association (PASEA), sued AGAG by themselves and on behalf of their members (undisclosed number) on grounds similar to those discussed above, as well as economic hardships as a result of constant failure of their crops. This matter has been adjourned indefinitely. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for AGAG’s obligation in either matter.

(3)
Litigation - On 19 October 2017, Newmont Mining Co. filed a lawsuit in the United States District Court for the Southern District of New York against AngloGold Ashanti and certain related parties, alleging that AngloGold Ashanti and such parties did not provide Newmont with certain information material to its purchase of the Cripple Creek & Victor Gold Mining Company in 2015 during the negotiation- and-sale process. During November 2019, the AngloGold Ashanti defendants filed two motions for summary judgement with the Court, requesting the dismissal of all causes of actions against all defendants.  On 18 March 2020, the Court granted the motions, dismissed all causes of actions and ordered the case to be closed. Newmont Mining Co. has 30 days from the date of the order to file an appeal to the Court's decision.

Tax claims

For a discussion on tax claims and tax uncertainties refer to note 12.

Other

(4)
Groundwater pollution - AngloGold Ashanti has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage from mine residue stockpiles. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The group has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation (MNA) by the existing environment will contribute to improvements in some instances. Furthermore, literature reviews, field trials and base line modelling techniques suggest, but have not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reliable estimate can be made for the obligation.

(5)
Deep groundwater pollution - The group has identified potential water ingress and future pollution risk posed by deep groundwater in certain underground mines in Africa. Various studies have been undertaken by AngloGold Ashanti since 1999 to understand this potential risk.  In South Africa, due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the Mineral and Petroleum Resources Development Act (MPRDA) requires that the affected mining companies develop a Regional Mine Closure Strategy to be approved by the Department of Mineral Resources. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for the obligation.